UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:  1
     This Amendment (Check only one.):          [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Mariner Wealth Advisors
Address:     4200 W 115th St
	     Suite 100
             Leawood, KS 66211

Form 13F File Number:  28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cheryl Vohland
Title:   Chief Compliance Officer
Phone:   913-647-9700

Signature, Place, and Date of Signing:

/s/Cheryl Vohland               Leawood, KS               December 31, 2011


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     98

Form 13F Information Table Value Total:     $135,225

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



Form 13F Information Table
                                                                                      Voting Authority
                                                                                      --------------
                                                    Value  Shares/     Sh/ Put/InvstmtOther
Name of Issuer                  Title of clCUSIP    (x$1000Prn Amt     Prn CallDscretnManagersSole    SharedNone
------------------              ------------------- ----------------- -----------------------------   --------------

3M Co                           COM        88579y101    319    3909.06  SH     Sole            3909.06
Altria Group Inc                COM        02209s103    396   13340.82  SH     Sole           13340.82
Apple Inc                       COM        037833100   1446       3570  SH     Sole               3570
AT&T Inc                        COM        00206r102    618      20430  SH     Sole              20430
Bank of America Corporation     COM        060505104    424      76277  SH     Sole              76277
Bed Bath & Beyond Inc           COM        075896100    224       3860  SH     Sole               3860
Berkshire Hathaway Inc Cl A     COM        084670108    803          7  SH     Sole                  7
Berkshire Hathaway Inc Cl B     COM        084670702    475       6230  SH     Sole               6230
Capitol Federal Financial Inc   COM        14057j101    265      22928  SH     Sole              22928
Caterpillar Inc                 COM        149123101    301       3322  SH     Sole               3322
Celgene Corp                    COM        151020104    386       5705  SH     Sole               5705
Cerner Corp                     COM        156782104   1404   22925.91  SH     Sole           22925.91
Chevron Corp                    COM        166764100    251       2362  SH     Sole               2362
Cimarex Energy Co               COM        171798101   1588      25650  SH     Sole              25650
Cisco Systems Inc               COM        17275r102    333   18394.14  SH     Sole           18394.14
Citigroup Inc                   COM        172967424    323      12259  SH     Sole              12259
Coca-Cola Co                    COM        191216100    521       7439  SH     Sole               7439
Coca-Cola Femsa SAB de CV Sp A  ADR        191241108    209       2193  SH     Sole               2193
Colgate Palmolive Co            COM        194162103    596       6455  SH     Sole               6455
Commerce Bancshares Inc         COM        200525103    796      20891  SH     Sole              20891
Credo Petroleum Corp            COM        225439207   4426     433968  SH     Sole             433968
Disney Walt Co Disney           COM        254687106    328       8757  SH     Sole               8757
Dresser-Rand Group Inc          COM        261608103    302       6060  SH     Sole               6060
Du Pont E I de Nemours & Co     COM        263534109    300       6559  SH     Sole               6559
Exxon Mobil Corp                COM        30231g102   2837      33474  SH     Sole              33474
First Horizon Natl Corp         COM        320517105    233   29162.69  SH     Sole           29162.69
Ford Motor Co                   COM        345370860    273      25372  SH     Sole              25372
General Electric Co             COM        369604103    733   40932.72  SH     Sole           40932.72
Gilead Sciences Inc             COM        375558103    214       5218  SH     Sole               5218
Hormel Foods Corp               COM        440452100    214    7290.97  SH     Sole            7290.97
Huntington Bancshares Inc       COM        446150104    177      32291  SH     Sole              32291
Inergy LP                       MLP        456615103  29173 1194639.92  SH     Sole            1194640
Intel Corp                      COM        458140100    239       9846  SH     Sole               9846
Intl Business Machines          COM        459200101    813       4419  SH     Sole               4419
iShares Inc MSCI Pacific ex-Ja  ETF        464286665   1952   50152.22  SH     Sole           50152.22
iShares Inc MSCI United Kingdo  ETF        464286699    360      22265  SH     Sole              22265
iShares MSCI EAFE Index         ETF        464287465   1162   23470.17  SH     Sole           23470.17
iShares MSCI Emerg Mkt          ETF        464287234   1040   27412.19  SH     Sole           27412.19
iShares Russell 1000 Growth     ETF        464287614    497       8599  SH     Sole               8599
iShares Russell 1000 Value      ETF        464287598    368       5800  SH     Sole               5800
iShares Russell 2000            ETF        464287655   1359      18433  SH     Sole              18433
iShares Russell 2000 Growth     ETF        464287648   6242   74104.39  SH     Sole           74104.39
iShares Russell 2000 Value      ETF        464287630    246       3747  SH     Sole               3747
iShares Russell Mid Cap         ETF        464287499   1549      15740  SH     Sole              15740
iShares S&P 500 Index           ETF        464287200   3964      31468  SH     Sole              31468
iShares S&P Latin America 40    ETF        464287390   2338    54913.6  SH     Sole            54913.6
Johnson & Johnson               COM        478160104    392    5976.04  SH     Sole            5976.04
JPMorgan Chase & Co             COM        46625h100    500      15028  SH     Sole              15028
JPMorgan Chase & Co Alerian ML  ETF        46625h365   7327  188028.37  SH     Sole           188028.4
Kansas City Southern            COM        485170302   2202      32377  SH     Sole              32377
Kinder Morgan Energy Partners   MLP        494550106    276    3252.72  SH     Sole            3252.72
Kraft Foods Inc Cl A            COM        50075n104    365       9783  SH     Sole               9783
Manitowoc Inc                   COM        563571108    172      18682  SH     Sole              18682
Market Vectors Brazil Small Ca  ETF        57060u613   3670  100712.77  SH     Sole           100712.8
MasterCard Inc Cl A             COM        57636q104    232        621  SH     Sole                621
McDonalds Corp                  COM        580135101    417       4159  SH     Sole               4159
McMoran Exploration Co          COM        582411104    175      12020  SH     Sole              12020
Microchip Technology Inc        COM        595017104    263       7190  SH     Sole               7190
Microsoft Corp                  COM        594918104    406   15623.04  SH     Sole           15623.04
Monsanto Co                     COM        61166w101    270       3848  SH     Sole               3848
Nexxus Lighting Inc             COM        65338e105    841     771985  SH     Sole             771985
Nike Inc Cl B                   COM        654106103    496       5143  SH     Sole               5143
Oneok Inc                       COM        682680103    457       5270  SH     Sole               5270
Oneok Partners LP               MLP        68268n103    314       5430  SH     Sole               5430
O'Reilly Automotive Inc         COM        67103h107    271       3385  SH     Sole               3385
Panera Bread Co Cl A            COM        69840w108    264       1867  SH     Sole               1867
PepsiCo Inc                     COM        713448108    235       3536  SH     Sole               3536
Pfizer Inc                      COM        717081103    233      10756  SH     Sole              10756
Philip Morris Intl Inc          COM        718172109    526       6707  SH     Sole               6707
PowerShares FTSE RAFI 1000      ETF        73935x583    444       8134  SH     Sole               8134
PowerShares Intl Div Achievers  ETF        73935x716    526    36104.8  SH     Sole            36104.8
PowerShares QQQ Ser 1           ETF        73935a104    265       4749  SH     Sole               4749
Procter & Gamble Co             COM        742718109   2753   41265.43  SH     Sole           41265.43
Qualcomm Inc                    COM        747525103    356       6513  SH     Sole               6513
Rydex ETF Trust S&P 500 Eq Wei  ETF        78355w106   2445   52835.79  SH     Sole           52835.79
Sandisk Corp                    COM        80004c101    217       4410  SH     Sole               4410
Schlumberger Ltd                COM        806857108    227       3320  SH     Sole               3320
Select Sector SPDR Tr SBI Tech  ETF        81369y803   4214  165580.09  SH     Sole           165580.1
Sirius XM Radio Inc             COM        82967n108     27      15050  SH     Sole              15050
SPDR Dow Jones Industrial Avrg  ETF        78467x109   2567   21067.26  SH     Sole           21067.26
SPDR S&P 500 ETF Ser 1 S&P      ETF        78462f103    341    2717.46  SH     Sole            2717.46
SPDR S&P Emerg Small Cap ETF    ETF        78463x756    979      25949  SH     Sole              25949
SPDR S&P Mid Cap 400 ETF Tr     ETF        78467y107   4259   26706.05  SH     Sole           26706.05
SPDR Series Trust KBW Regional  ETF        78464a698   4060  166315.92  SH     Sole           166315.9
SPDR Series Trust S&P Biotech   ETF        78464a870   3378      50872  SH     Sole              50872
Starwood Hotels & Resorts Worl  COM        85590a401    206       4297  SH     Sole               4297
Syntroleum Corp                 COM        871630109    774     805970  SH     Sole             805970
TECO Energy Inc                 COM        872375100    200      10450  SH     Sole              10450
Thermo Fisher Scientific Inc    COM        883556102    347       7725  SH     Sole               7725
Union Pacific Corp              COM        907818108    338       3186  SH     Sole               3186
Vanguard Emerg Mkt ETF          ETF        922042858    253       6631  SH     Sole               6631
Vanguard Health Care ETF        ETF        92204a504   2140   34969.19  SH     Sole           34969.19
Vanguard REIT ETF               ETF        922908553   4284   73866.34  SH     Sole           73866.34
Vanguard Specialized Portfolio  ETF        921908844   4282   78350.36  SH     Sole           78350.36
Verizon Communications Inc      COM        92343v104    360       8969  SH     Sole               8969
VF Corp                         COM        918204108   1236       9733  SH     Sole               9733
Wal-Mart Stores Inc             COM        931142103    307       5132  SH     Sole               5132
Willbros Group Inc              COM        969203108    119      32407  SH     Sole              32407